INTANGIBLE ASSETS (Details) - Schedule of finite-lived and indefinite-lived intangible assets - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Finite-lived intangible assets:
Gross Carrying Amount	$ 26,091	$ 26,091		$ 26,091
Accumulated Amortization	2,593	1,812		581
Net Carrying Amount	23,498	24,279	[1]	25,510
Finite-Lived Intangible Assets [Member]
Finite-lived intangible assets:
Gross Carrying Amount	7,091	7,091		7,091
Accumulated Amortization	2,593	1,812		581
Net Carrying Amount	4,498	5,279		6,510
Finite-Lived Intangible Assets [Member] | Customer Contracts [Member]
Finite-lived intangible assets:
Gross Carrying Amount	925	925		925
Accumulated Amortization	925	525		71
Net Carrying Amount		$ 400		$ 854
Weighted-Average Useful Life (in Years)	0 years	6 months		8 years
Finite-Lived Intangible Assets [Member] | Customer Relationships [Member]
Finite-lived intangible assets:
Gross Carrying Amount	$ 1,000	$ 1,000		$ 1,000
Accumulated Amortization	395	304		122
Net Carrying Amount	$ 605	$ 696		$ 878
Weighted-Average Useful Life (in Years)	3 years 10 months 24 days	4 years 4 months 24 days		5 years 2 months 12 days
Finite-Lived Intangible Assets [Member] | Customer Lists [Member]
Finite-lived intangible assets:
Gross Carrying Amount	$ 650	$ 650		$ 650
Accumulated Amortization	282	217		87
Net Carrying Amount	$ 368	$ 433		$ 563
Weighted-Average Useful Life (in Years)	2 years 9 months 18 days	3 years 3 months 18 days		4 years 3 months 18 days
Finite-Lived Intangible Assets [Member] | Brand [Member]
Finite-lived intangible assets:
Gross Carrying Amount	$ 4,516	$ 4,516		$ 4,516
Accumulated Amortization	991	766		302
Net Carrying Amount	$ 3,525	$ 3,750		$ 4,214
Weighted-Average Useful Life (in Years)	7 years 9 months 18 days	8 years 3 months 18 days		9 years 3 months 18 days
Indefinite-lived Intangible Assets [Member]
Finite-lived intangible assets:
Gross Carrying Amount	$ 19,000	$ 19,000
Accumulated Amortization
Net Carrying Amount	$ 19,000	19,000
Licensing Agreements [Member] | Indefinite-lived Intangible Assets [Member]
Finite-lived intangible assets:
Gross Carrying Amount		19,000		$ 19,000
Accumulated Amortization
Net Carrying Amount		$ 19,000		$ 19,000

[1]	See Note 3. for information on the restatement adjustment as of December 31, 2020.